INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

	As of December 31,
	2022	2023

	(HK$ in thousands)
Gross carrying amount
Computer software	27,196	63,197
License	29,564	28,329
Others	10,087	9,957
Total of gross carrying amount	66,847	101,483

Less: accumulated amortization
Computer software	(9,017)	(22,736)
Licenses	(1,493)	(3,911)
Others	(1,889)	(2,765)
Total of accumulated amortization	(12,399)	(29,412)
Intangible assets, net	54,448	72,071